Post-Retirement Obligation- Summary of Sensitivity Analysis of the Effects of Changes in the Principal Actuarial Assumptions Used to Determine the Defined-benefit Obligation (Parenthetical) (Detail)	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%
Pension plans and retirement supplement plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%
Health plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%
Dental plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%
Life insurance [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%